SCHEDULE III - Real Estate and Accumulated Depreciation and Amortization (Changes in Period) (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real estate
Balance at the beginning of the year	$ 244,320,582	$ 254,675,874	$ 274,546,199
Acquisitions		13,037,562	17,326,915
Improvements		6,393,711	3,359,283
Impairments	0		(532,951)
Dispositions of real estate		(29,786,565)	(40,023,572)
Balance at the end of the year		244,320,582	254,675,874
Accumulated depreciation and amortization
Balance at the beginning of the year	(44,113,962)	(43,567,809)	(40,012,255)
Depreciation and amortization expense		(6,693,613)	(8,452,012)
Dispositions of real estate		6,147,460	4,896,458
Balance at the end of the year		(44,113,962)	(43,567,809)
Real estate assets, net	$ 179,192,000	$ 200,206,620	$ 211,108,065